Vessel Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Vessel Revenue [Abstract]
Accounts receivable trade, net	$ 729		$ 896
Deferred revenue	2,081		2,136
Deferred Revenue, Non-current [Member]
Vessel Revenue [Abstract]
Deferred operating lease revenue and premiums for energy devices	$ 161		$ 254
Revenues [Member] | Customer Concentration Risk [Member] | Customers Accounting for More than 10% of Revenues [Member]
Vessel Revenue [Abstract]
Concentration risk percentage	70.00%	84.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Vessel Revenue [Abstract]
Concentration risk percentage	34.00%	26.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Vessel Revenue [Abstract]
Concentration risk percentage	23.00%	26.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Vessel Revenue [Abstract]
Concentration risk percentage	13.00%	18.00%
Revenues [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Vessel Revenue [Abstract]
Concentration risk percentage	0.00%	14.00%